KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [text block] [Table Text Block]

	Year Ended December 31,
	2017	2016
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$730	$665
Other members of key management	2,201	2,791
Share-based payments
Independent members of the Board of Directors	396	615
Other members of key management	3,211	1,761
	$6,538	$5,832